Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessee [line items]
Cash outflow for leases	$ 1,736,133
Additions to right-of-use assets	$ 602,421	$ 950,004